SEGMENT REPORTING - Goodwill and Intangible Assets (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 7,141.8	$ 5,785.9
Solid waste | Canada
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	1,734.4	1,707.6
Solid waste | USA
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	4,738.0	3,383.0
Infrastructure and soil remediation
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	240.0	237.8
Liquid waste
Disclosure of operating segments [line items]
Goodwill and indefinite life intangible assets	$ 429.4	$ 457.5